3. SECURITIES	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
SECURITIES

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2013
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,383	$52	$-	$1,435
Federal Home Loan Mortgage Corp.	1,405	58	-	1,463
Federal National Mortgage Association	9,231	461	-	9,692
	12,019	571	-	12,590
CMOs:
Government National Mortgage Assoc.	1,175	121	-	1,296

Marketable equity securities	375	186	-	561
	$13,569	$878	$-	$14,447

	September 30, 2012
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,618	$56	$-	$1,674
Federal Home Loan Mortgage Corp.	2,077	92	-	2,169
Federal National Mortgage Association	12,914	928	-	13,842
	16,609	1,076	-	17,685
CMOs:
Government National Mortgage Assoc.	1,604	184	-	1,788

Marketable equity securities	371	125	(2)	494
	$18,584	$1,385	$(2)	$19,967

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2013
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$52,995	$-	$-	$52,995
Mortgaged-backed securities:
Federal National Mortgage Association	11,650	578	(1)	12,227
Federal Home Loan Mortgage Corp	2,528	155	-	2,683
CMOs:
Federal Home Loan Mortgage Corp.	43	1	-	44
Federal National Mortgage Association	516	33	-	549
	$67,732	$767	$(1)	$68,498

	September 30, 2012
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$44,673	$-	$-	$44,673
Mortgaged-backed securities:
Federal National Mortgage Association	17,364	1,180	-	18,544
Federal Home Loan Mortgage Corp.	3,874	321	-	4,195
CMOs:
Federal Home Loan Mortgage Corp.	76	5	-	81
Federal National Mortgage Association	826	71	-	897
	$66,813	$1,577	$-	$68,390

Details concerning securities with unrealized losses as of September 30, 2013 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
(In thousands)	Fair Value	Gross unrealized losses	Fair value	Gross Unrealized losses	Fair value	Gross unrealized losses
Held-to-Maturity
Mortgaged-backed securities:
Federal National Mortgage Association	$-	$-	$110	$(1)	$110	$(1)
Total	$-	$-	$110	$(1)	$110	$(1)

The Company has 330 investments at September 30, 2013 of which one had immaterial unrealized losses.

Details concerning securities with unrealized losses as of September 30, 2012 are as follows:

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	Losses	value	losses	value	losses
Available-for-Sale
Marketable equity securities	$-	$-	$5	$(2)	$5	$(2)
Total	$-	$-	$5	$(2)	$5	$(2)

The Company had 325 investments at September 30, 2012 of which two immaterial had unrealized losses.

At September 30, 2013 and 2012, securities with a cost of approximately $17,000 and $18,850 were pledged to secure deposits and advances from the FHLB of Dallas as required or permitted by law.

The amortized cost and estimated fair value of available-for-sale securities by contractual maturity at September 30, 2013, has not been presented due to the investment in mortgage-backed securities. Actual maturities of these securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations without call or prepayment penalties.

The amortized cost and estimated fair value of held-to-maturity securities by contractual maturity at September 30, 2013, is shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due within one year	$26,531	$26,531
Due after one year but within five years	26,464	26,464
Total	52,995	52,995

Mortgage-backed securities	14,737	15,503
	$67,732	$68,498

The following table presents a roll-forward of the amount of credit losses on debt securities held by the Company for which a portion of OTTI was recognized in other comprehensive income for the years ended September 30, 2013 and 2012:

Beginning balance of credit losses at October 1, 2012	$-
Other-than-temporary impairment credit losses on securities not previously OTTI	-
Increases for additional credit losses on securities previously determined to be OTTI	-
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	-
Ending balance of cumulative credit losses recognized in earnings at September 30, 2013	$-

The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2011	$1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	35
Increases for additional credit losses on securities previously determined to be OTTI	93
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(1,691)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2012	$-

Debt securities with unrealized losses are reviewed for OTTI at each reporting period. Management monitors these securities for evidence of credit deterioration that could indicate that an OTTI has occurred. Among other factors, changes in the security’s credit rating from a credit rating agency are considered as evidence of potential credit deterioration. For securities that have indications of credit related impairment, management analyzes future expected cash flows to determine if any credit related impairment is evident. Estimated cash flows are determined using management’s best estimate of future cash flows based on specific assumptions. The assumptions used to determine the cash flows were based on estimates of loss severity, credit default, and prepayment speeds. For each security, these assumptions were developed by taking the trailing six month historical average rate for the security.

Gains on sale of available for sale securities of $50, $167 and $96 were realized on sales of securities in the years ended September 30, 2013, 2012, and 2011 respectively. Proceeds of $179, $370 and $232 were received from the sale of available for sale securities during the twelve months ended September 30, 2013, 2012, and 2011 respectively. Losses on available for sale securities of $8, $0, and $0 were realized on sales of securities in the years ended September 30, 2013, 2012 and 2011.

Non-credit related OTTI losses in accumulated other comprehensive income were $0 as of September 30, 2013. During the fourth quarter ended September 30, 2012, private-label mortgage backed securities in our held-to-maturity portfolio with a carrying amount of $1,766 were sold for an immaterial gain. While the Company had the ability to hold these securities, due to the current uncertainties in the market place, management made the decision to move these securities out of the portfolio.